Litigation Matters (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Apr. 08, 2011 acre
Litigation And Other Contingencies [Line Items]
Purchase of real estate, approximate acres		60
Actual damages	$ 15,962,677
Exemplary damages	$ 31,925,354